CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax relating to changes in revaluation surplus included in other comprehensive income for Joint Venture and Associates	$ (222,717)	$ (173,802)	$ (47,005)
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ (1,389,643)	$ (1,133,230)	$ 480,378